Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Profit (Loss) before income taxes	$ (25,860)	$ (24,503)	$ (27,085)
Non-cash adjustment to reconcile income (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	2,760	3,080	3,408
Amortization and impairment of intangible assets	2,815	2,215	1,867
Share-based payment expense	1,638	1,122	867
Increase (Decrease) in provisions	165	(240)	152
Interest expense, net	4,612	3,686	1,516
Convertible debt amendments	322	0	0
Change in fair value of convertible debt embedded derivative	0	1,583	2,036
Other financial expenses	0	83	145
Foreign exchange loss (gain)	561	(18)	(340)
Loss on disposal of property, plant and equipment	0	2	5
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	(7,084)	705	(9,091)
Decrease (Increase) in inventories	1,317	(4,628)	5,134
Decrease (Increase) in research tax credit receivable	(1,087)	963	578
Increase (Decrease) in trade payables and other liabilities	(5,939)	2,354	2,041
Increase (Decrease) in deferred revenue	(242)	(737)	2,848
Decrease in government grant advances	(2,271)	(1,030)	(170)
Income tax paid	(333)	(226)	(312)
Net cash flow used in operating activities	(28,626)	(15,589)	(16,401)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(4,232)	(5,368)	(5,097)
Capitalized development expenditures	(2,190)	(22)	(386)
Sale (Purchase) of financial assets	(113)	24	345
Increase (Decrease) of short-term deposit	(2)	48	(233)
Interest received	60	48	26
Net cash flow used in investments activities	(6,477)	(5,270)	(5,345)
Financing activities:
Public equity offering proceeds, net of transaction costs paid	14,898	23,569	0
Proceeds from issue of warrants and exercise of stock options/warrants, net of transaction costs	966	279	29
Proceeds (repayment of) from interest-bearing receivables financing	(299)	1,240	4,339
Proceeds from interest-bearing research project financing	2,716	1,021	0
Proceeds from government loans, net of transaction cost	0	0	2,134
Proceeds from convertible debt, net of transaction cost	0	6,932	11,572
Repayment of government loans	(116)	0	0
Repayment of borrowings and finance lease liabilities	0	(12)	(183)
Interest paid	(327)	(251)	(181)
Net cash flows from financing activities	17,838	32,778	17,710
Net increase (decrease) in cash and cash equivalents	(17,265)	11,919	(4,036)
Net foreign exchange difference	11	(5)	(5)
Cash and cash equivalent at January 1	20,202	8,288	12,329
Cash and cash equivalents at period end	$ 2,948	$ 20,202	$ 8,288